Shares - Voting common shares (Details) CAD / shares in Units, CAD in Thousands		12 Months Ended
		Dec. 31, 2015 CAD CAD / shares shares	Dec. 31, 2014 CAD CAD / shares shares	Dec. 31, 2013 CAD CAD / shares shares	Dec. 31, 2013 $ / shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, issued and outstanding (shares)		34,923,916	34,746,236	36,251,006
Beginning balance, common share outstanding net of treasury shares (in shares)		34,334,024	34,746,236	36,251,006
Issued upon exercise of stock options (shares)			385,880	295,230
Settlement of certain equity classified stock-based compensation (shares)		20,403
Retired through share purchase programs (shares)		(1,803,715)	(500,000)	(1,800,000)
Ending balance, issued and outstanding (in shares)		33,150,281	34,923,916	34,746,236
Ending balance, common share outstanding net of treasury shares (in shares)		31,893,478	34,334,024	34,746,236
Earnings Per Share [Abstract]
Net loss from continuing operations | CAD		CAD (7,470)	CAD (697)	CAD (18,047)
Net loss (income) from discontinued operations | CAD		0	(472)	87,231
Net (loss) income | CAD		CAD (7,470)	CAD (1,169)	CAD 69,184
Weighted average number of shares outstanding, basic
Weighted average number of basic common shares (in shares)		32,758,088	35,014,418	36,269,996
Dilutive effect of stock options and treasury shares (in shares)		0	0	342,957
Weighted average number of diluted common shares (in shares)		32,758,088	35,014,418	36,612,953
Basic per share information
Net loss from continuing operations (in CAD per share) | CAD / shares		CAD (0.23)	CAD (0.02)	CAD (0.50)
Net loss (income) from discontinued operations (in CAD per share) | CAD / shares		0.00	(0.01)	2.41
Net (loss) income - diluted (in CAD per share) | CAD / shares		(0.23)	(0.03)	1.91
Diluted per share information
Net loss from continuing operations (in CAD per share) | (per share)		(0.23)	(0.02)		$ (0.50)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share | (per share)		0.00	(0.01)	2.39	2.39
Net (loss) income (in CAD per share) | (per share)		CAD (0.23)	CAD (0.03)	CAD 1.89	$ 1.89
Share option plan
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued upon exercise of stock options (shares)	[1]	30,080	385,880	295,230
Senior executive stock option plan
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued upon exercise of stock options (shares)			291,800
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, issued and outstanding (shares)		589,892
Purchase of treasury shares for settlement of certain equity classified stock-based compensation		(687,314)	(589,892)
Settlement of certain equity classified stock-based compensation (shares)		20,403
Ending balance, issued and outstanding (in shares)		1,256,803	589,892

[1]	All stock options exercised resulted in new common shares being issued (note 17(a))